Non-Cash Share-Based Compensation - Summary of Changes in Employee Shares (Details) - Performance and Service Based	9 Months Ended
Sep. 30, 2021 $ / shares shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of Shares, Unvested balance | shares	207,310
Number of Shares, Vested | shares	(55,753)
Number of Shares, Forfeited | shares	(90,021)
Number of Shares, Unvested balance | shares	61,536
Weighted Average Grant Date Fair Value, Unvested balance	$ 9.97
Weighted Average Grant Date Fair Value, Granted	0.00
Weighted Average Grant Date Fair Value, Vested	8.71
Weighted Average Grant Date Fair Value, Forfeited	10.57
Weighted Average Grant Date Fair Value, Unvested balance	$ 10.49